Convertible bonds (Details) $ / shares in Units, ¥ in Thousands		12 Months Ended
	Mar. 18, 2014 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2014 CNY (¥)
Convertible bonds [Line Items]
Convertible bonds		$ 400,970,000				¥ 2,597,403		¥ 2,447,980
Net proceeds				¥ 2,402,549
Interest expense		$ 14,994,000	¥ 97,125	56,607
Class A common shares [Member]
Convertible bonds [Line Items]
Common shares, par value (in dollars per share) | $ / shares		$ 0.00001					$ 0.00001
2.25% Convertible Senior Notes due 2019 [Member]
Convertible bonds [Line Items]
Convertible bonds		$ 400,000,000				¥ 2,597,403	$ 400,000,000	¥ 2,447,980
Aggregate principle amount	$ 400,000,000
Interest rate (as a percent)		2.25%				2.25%
Maturity date		Apr. 01, 2019	Apr. 01, 2019
Net proceeds	390,800,000
Debt issuance costs	$ 9,200,000
Issuance date	Mar. 18, 2014
Interest expense | ¥			¥ 74,786	¥ 56,607
2.25% Convertible Senior Notes due 2019 [Member] | Contingent redemption option [Member]
Convertible bonds [Line Items]
Redemption period, start date		Apr. 01, 2019	Apr. 01, 2019
Redemption percentage		100.00%	100.00%
2.25% Convertible Senior Notes due 2019 [Member] | Non-contingent redemption option [Member]
Convertible bonds [Line Items]
Redemption period, start date		Apr. 01, 2017	Apr. 01, 2017
Redemption percentage		100.00%	100.00%
2.25% Convertible Senior Notes due 2019 [Member] | ADS [Member]
Convertible bonds [Line Items]
Initial conversion rate		9.0334	9.0334
Initial conversion price | $ / shares		$ 110.70